Stock Options and Restricted Stock Units	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Stock Options and Restricted Stock Units [Abstract]
STOCK OPTIONS AND RESTRICTED STOCK UNITS

Note 7. STOCK OPTIONS AND RESTRICTED STOCK UNITS

Stock-Based Compensation

Stock Options

In June 2025, the shareholders of the Company approved the amendment to the 2022 Equity Incentive Plan (“2022 Plan”) to increase the number of shares authorized to be used under the plan by 250,000 shares, from 650,000 shares to 900,000 shares.

The Company recorded stock-based compensation expense for certain employees and members of the Company’s Board of Directors of $27,000 and $18,000 for the three months ended March 31, 2026 and 2025, respectively, in its condensed consolidated statements of operations, and such amounts were included as a component of operating expenses.

A summary of the status of the Company’s stock options as of March 31, 2026 and December 31, 2025, and changes during the periods then ended are presented below:

	Options	Wtd. Avg. Exercise Price
Balance, January 1, 2025	417,003	$7.00
Granted during the period	60,000	3.00
Exercised during the period	—	—
Terminated/Expired during the period	(51,300)	10.57
Balance, December 31, 2025	425,703	$6.01
Granted during the period	—	—
Exercised during the period	—	—
Terminated/Expired during the period	(30,250)	13.90
Balance, March 31, 2026	395,453	$5.40

Exercisable at March 31, 2026	380,453	$5.50

The following table summarizes information about outstanding stock options at March 31, 2026:

Range of Exercise Price	Number Outstanding	Wtd. Avg, Life	Wtd. Avg. Exercise Price
$3.00 – $23.80	395,453	2.4 Years	$5.50

The following table summarizes information about outstanding stock options at December 31, 2025:

Range of Exercise Price	Number Outstanding	Wtd. Avg, Life	Wtd. Avg. Exercise Price
$3.00 – $23.80	425,703	2.5 Years	$6.01

As of March 31, 2026, there was $8,000 of unrecognized compensation cost related to non-vested stock option awards, which is to be recognized over the remaining weighted average vesting period of 0.2 years.

The aggregate intrinsic value at March 31, 2026 was based on the Company’s closing stock price of $3.23 was $14,000. The aggregate intrinsic value at December 31, 2025 was based on the Company’s closing stock price of $3.07 was approximately $4,000. The aggregate intrinsic value was calculated based on the positive difference between the closing market price of the Company’s Common Stock and the exercise prices of the underlying options.

Restricted Stock Units (“RSUs”)

During the three months ended March 31, 2026 and 2025, the Company granted 243,172 and 0 RSUs to certain employees and directors. These RSUs vested immediately.

A summary of the status of the Company’s RSUs as of March 31, 2026, is presented below.

	Number of Units	Wtd. Avg. Grant Date Fair Value per Unit
Unvested units as of January 1, 2025	282,628	$6.06
Granted during the period	3,000	—
Vested during the period	(95,210)	—
Forfeited during the period	(2,000)	—
Unvested Units as of December 31, 2025	188,418	$6.06
Granted during the period	243,172	3.19
Vested during the period but shares not issued	(243,172)	3.19
Forfeited during the period	—	—
Unvested Units as of March 31, 2026	188,418	$6.06

Vested as of March 31, 2026	338,382	$4.00

The Company recorded stock-based compensation expense of $923,000 and $417,000 for the three months ended March 31, 2026 and 2025, respectively, in its condensed consolidated statements of operations, and such amounts were included as a component of operating expenses.

As of March 31, 2026, there was $226,000 of unrecognized compensation cost related to non-vested RSUs, which is to be recognized over the remaining weighted average vesting period of 1.0 year.

Note 14. STOCK OPTIONS AND RESTRICTED STOCK UNITS

Stock-Based Compensation

Stock Options

In June 2025, the shareholders of the Company approved the amendment to the 2022 Equity Incentive Plan (“2022 Plan”) to increase the number of shares authorized to be used under the plan by 250,000 shares, from 650,000 shares to 900,000 shares.

In September 2024, the shareholders of the Company approved the amendment to the 2022 Equity Incentive Plan (“2022 Plan”) to increase the number of shares authorized to be used under the plan by 300,000 shares, from 350,000 shares to 650,000 shares.

During the years ended December 31, 2025 and 2024, the Company granted options to purchase 60,000 and 80,000 shares of common stock, respectively, to certain of its employees and directors.

The Company recorded stock-based compensation expense for certain employees and members of the Company’s Board of Directors of $182,000 and $317,000 in its consolidated statements of operations for the years ended December 31, 2025 and 2024, respectively, and such amounts were included as a component of operating expenses on the consolidated statement of operations.

The fair values of stock options granted were estimated using the Black-Sholes option-pricing model with the following assumptions for the years ended December 31:

	2025	2024
Risk-free interest rates	3.8%	3.8%
Expected life (in years)	2.6	2.7
Expected volatility	76.52%	64.00%
Dividend yield	0%	0%

Weighted-average grant date fair value per share	$3.00	$3.75

The expected life is the number of years that the Company estimates, based upon history, that the options will be outstanding prior to exercise or forfeiture. Expected life is determined using the “simplified method” permitted by Staff Accounting Bulletin No. 107. In addition to the inputs referenced above regarding the option pricing model, the Company adjusts the stock-based compensation expense for estimated forfeiture rates that are revised prospectively according to forfeiture experience. The stock volatility factor is based on the Company’s experience.

A summary of the status of the Company’s stock options as of December 31, 2025 and 2024, and changes during the years then ended are presented below.

	Options	Wtd. Avg. Exercise Price
Balance, January 1, 2024	461,870	$8.34
Granted during the period	80,000	3.75
Exercised during the period	(15,229)	3.45
Terminated/Expired during the period	(109,638)	9.86
Balance, December 31, 2024	417,003	$7.00
Granted during the period	60,000	3.00
Exercised during the period	—	—
Terminated/Expired during the period	(51,300)	10.57
Balance, December 31, 2025	425,703	$6.01

Exercisable at December 31, 2025	395,703	$6.23

Issuance of Stock Options

Issued in 2025

On December 8, 2025, the Company granted to its directors’ stock options to purchase an aggregate of 60,000 shares of the Company’s common stock at a price of $3.00 per share. The options expire on November 30, 2030 and vest over a term of six months.

Issued in 2024

On August 13, 2024, the Company granted to its directors’ stock options to purchase an aggregate of 80,000 shares of the Company’s common stock at a price of $3.75 per share. The options expire on August 31, 2029 and vest over a term of one year.

The following table summarizes information about outstanding stock options at December 31, 2025:

Range of Exercise Price	Number Outstanding	Wtd.Avg, Life	Wtd. Avg. Exercise Price
$3.00 – $23.80	425,703	2.5 years	$6.01

As of December 31, 2025, there was $35,000 of unrecognized compensation cost related to non-vested stock option awards, which is to be recognized over the remaining weighted average vesting period of 0.5 years.

The aggregate intrinsic value at December 31, 2025, based on the Company’s closing stock price of $4.07 was $121,000. The aggregate intrinsic value at December 31, 2024, based on the Company’s closing stock price of $3.25 was approximately $0. The aggregate intrinsic value was calculated based on the positive difference between the closing market price of the Company’s Common Stock and the exercise prices of the underlying options.

The weighted average fair value of options granted during the years ended December 31, 2025 and 2024 was $3.75 and $3.46 per share, respectively. The total intrinsic value of options exercised during the years ended December 31, 2025 and 2024 was $20,000 and $0. The total fair value of shares vested during the years ended December 31, 2025 and 2024 was $100,000 and $417,000, respectively.

Restricted Stock Units (“RSUs”)

During the year ended December 31, 2024, the Company granted 285,628 RSUs to certain employees with a grant date fair value of $1,713,000. These Restricted Stock Units vest solely on the basis of continued service through the vesting dates.

A summary of the status of the Company’s RSUs as of December 31, 2025 is presented below:

	Number of Units	Weighted Average Grant Date Fair Value per Unit
Unvested Units at January 1, 2024	—	$—
Granted during the period	282,628	6.06
Vested during the period	—	—
Terminated/Forfeited during the period	—	—
Unvested Units at December 31, 2024	282,628	$6.06
Granted during the period	3,000	6.06
Vested during the period	(95,210)	6.06
Terminated/Forfeited during the period	(2,000)	6.06
Unvested Units at December 31, 2025	188,418	$6.06

Vested Units at December 31, 2025	—	$—

During the first quarter of 2026, the Company granted 243,172 RSUs to certain employees and directors with a grant date fair value of approximately $800,000. These RSUs vested immediately upon being awarded.

The Company recorded stock-based compensation expense of $865,000 and $480,000 in its consolidated statements of operations for the years ended December 31, 2025 and 2024, respectively, and such amounts were included as a component of operating expenses on the consolidated statement of operations.

The fair value of the RSUs vested during the year ended December 31, 2025 was $318,000. All of the RSUs vested were net settled such that the Company withheld shares with a value equivalent to the employees’ obligation for the applicable income and other employment taxes, and remitted cash to the appropriate taxing authorities. The total shares withheld were 38,018 and were valued on their vesting date as determined by the Company’s closing stock price. Total payments to taxing authorities for tax obligations were $127,000.

As of December 31, 2025, there was $373,000 of unrecognized compensation cost related to non-vested RSUs, which is to be recognized over the remaining weighted average vesting period of 1.25 years.